General information and significant events of the period (Tables)	12 Months Ended
Dec. 31, 2021
General Information And Significant Events Of Period
List of direct or indirect interests held by the Company:

List of direct or indirect interests held by the Company:

Name	Country of incorporation	Consolidation method	Interest held as at December 31,
			2021	2020
BliNK Biomedical SAS[1]	FR	Equity method	48.9%	48.9%
Vaccines Holdings Sweden AB	SE	Consolidation	100%	100%
Valneva Austria GmbH	AT	Consolidation	100%	100%
Valneva Canada Inc.	CA	Consolidation	100%	100%
Valneva France SAS	FR	Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Consolidation	100%	100%
Valneva Sweden AB	SE	Consolidation	100%	100%
Valneva UK Ltd.	UK	Consolidation	100%	100%
Valneva USA, Inc.	US	Consolidation	100%	100%